united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 16, Laurel, MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/15

Item 1. Reports to Stockholders.

Arrow DWA Balanced Fund
Arrow DWA Tactical Fund
Arrow Alternative Solutions Fund

Arrow Managed Futures Strategy Fund
Arrow Commodity Strategy Fund

Semi-Annual Report
January 31, 2015

1-877-277-6933

Distributed by Archer Distributors, LLC

Member FINRA

Arrow DWA Balanced Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2015

The Fund’s performance figures* for the periods ending January 31, 2015, as compared to its benchmark:

					Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2015
The Arrow DWA Balanced Fund - Class A	2.80%	5.03%	7.36%	8.19%	5.51%
The Arrow DWA Balanced Fund - Class A with load	(3.08)%	(0.98)%	5.27%	6.92%	4.78%
The Arrow DWA Balanced Fund - Class C	2.44%	4.28%	6.58%	7.39%	4.73%
The Arrow DWA Balanced Fund - Institutional Class Shares	2.96%	5.40%	N/A	N/A	7.16%
Barclays Aggregate Bond Index	4.36%	6.61%	3.07%	4.57%	5.41%
S&P 500 Total Return Index	4.37%	14.22%	17.47%	15.60%	7.69%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is August 7, 2006 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	51.9%
Debt Funds	26.9%
Foreign Index Funds	15.1%
Other, Cash & Cash Equivalents	6.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

1

Arrow DWA Tactical Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2015

The Fund’s performance figures* for the periods ending January 31, 2015, as compared to its benchmark:

					Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2015
The Arrow DWA Tactical Fund - Class A	6.02%	8.90%	11.60%	9.62%	2.65%
The Arrow DWA Tactical Fund - Class A with load	(0.03)%	2.62%	9.40%	8.32%	1.74%
The Arrow DWA Tactical Fund - Class C	5.73%	8.14%	10.78%	8.82%	1.89%
The Arrow DWA Tactical Fund - Institutional Class Shares	6.22%	9.20%	N/A	N/A	11.51%
Barclays Aggregate Bond Index	4.36%	6.61%	3.07%	4.57%	5.15%
S&P 500 Total Return Index	4.37%	14.22%	17.47%	15.60%	7.77%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is May 30, 2008 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	99.7%
Other, Cash & Cash Equivalents	0.3%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

2

Arrow Alternative Solutions Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2015

The Fund’s performance figures* for the periods ending January 31, 2015, as compared to its benchmark:

					Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2015
The Arrow Alternative Solutions Fund - Class A	1.42%	(0.21)%	(1.08)%	(1.07)%	(2.23)%
The Arrow Alternative Solutions Fund - Class A with load	(4.37)%	(5.93)%	(3.03)%	(2.24)%	(3.02)%
The Arrow Alternative Solutions Fund - Class C	1.10%	(0.97)%	(1.77)%	(1.80)%	(2.93)%
The Arrow Alternative Solutions Fund - Institutional Class Shares	1.71%	0.08%	N/A	N/A	(0.99)%
Barclays Aggregate Bond Index	4.36%	6.61%	3.07%	4.57%	5.20%
S&P 500 Total Return Index	4.37%	14.22%	17.47%	15.60%	5.83%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is October 31, 2007 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Debt Exchange Traded Fund	48.8%
U.S. Treasury	44.2%
Other, Cash & Cash Equivalents	7.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

3

Arrow Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2015

The Fund’s performance figures* for the periods ending January 31, 2015, as compared to its benchmark:

				Since Inception** -
	Six Months	One Year	Three Year	January 31, 2015
The Arrow Managed Futures Strategy Fund - Class A	14.05%	8.01%	(0.75)%	(1.34)%
The Arrow Managed Futures Strategy Fund - Class A with load	7.50%	1.78%	(2.68)%	(2.56)%
The Arrow Managed Futures Strategy Fund - Class C	13.68%	7.11%	(1.53)%	(2.07)%
The Arrow Managed Futures Strategy Fund - Institutional Class Shares	14.20%	8.06%	N/A	0.38%
S&P 500 Total Return Index	4.37%	14.22%	17.47%	13.92%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is April 30, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	78.3%
Money Market	8.0%
Other / Cash & Cash Equivalents	13.7%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

4

Arrow Commodity Strategy Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2015

The Fund’s performance figures* for the periods ended January 31, 2015, as compared to its benchmark:

				Since Inception** -
	Six Months	One Year	Three Year	January 31, 2015
The Arrow Commodity Strategy Fund - Class A	(21.71)%	(18.78)%	(12.13)%	(8.93)%
The Arrow Commodity Strategy Fund - Class A with load	(26.23)%	(23.45)%	(13.86)%	(10.24)%
The Arrow Commodity Strategy Fund - Class C	(22.16)%	(19.49)%	(12.82)%	(9.61)%
The Arrow Commodity Strategy Fund - Institutional Class Shares	(21.70)%	(18.59)%	N/A	(12.53)%
Longview Extended Commodity Index	0.01%	(16.96)%	(27.95)%	(25.29)%
S&P 500 Total Return Index	4.37%	14.22%	17.47%	14.35%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses are 2.45% for Class A shares, 3.20% for Class C shares, and 2.20% for Institutional Class shares per the November 5, 2014 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.07%, 2.82%, and 1.82%, respectively. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is December 31, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

Longview Extended Commodity Index (LEX): A fundamentally constructed index for measuring the performance of the commodity markets.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	80.7%
Money Market	5.9%
Commodity Exchange Traded Note	0.0%
Other / Cash & Cash Equivalents	13.4%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

5

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 93.9%
	DEBT FUNDS - 26.9%
317,441	iShares 7-10 Year Treasury Bond ETF	$35,093,103
418,215	Vanguard Short-Term Bond ETF	33,754,133
		68,847,236
	EQUITY FUNDS - 51.9%
183,052	iShares Cohen & Steers REIT ETF	19,006,289
127,924	iShares U.S. Healthcare ETF	18,767,730
204,871	iShares US Financials ETF	17,452,960
174,403	iShares U.S. Technology ETF	17,503,085
291,997	Vanguard Growth ETF	30,017,292
300,346	Vanguard Mid-Cap Growth ETF	30,052,621
		132,799,977
	FOREIGN INDEX FUNDS - 15.1%
185,230	iShares China Large-Cap ETF	7,640,737
267,327	iShares MSCI Canada ETF	7,068,126
372,247	iShares MSCI Hong Kong ETF	8,066,592
119,345	iShares MSCI Spain Capped ETF	8,065,335
514,008	iShares MSCI Taiwan ETF	7,828,342
		38,669,132

	TOTAL EXCHANGE TRADED FUNDS (Cost $219,659,502)	240,316,345

	SHORT-TERM INVESTMENTS - 5.5%
	MONEY MARKET FUNDS - 5.5%
433,087	Fidelity Institutional Money Market Fund - Government Portfolio to yield 0.04% * ++	433,087
13,663,047	Fidelity Institutional Money Market Fund - Money Market Portfolio to yield 0.09% *	13,663,047
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,096,134)	14,096,134

	TOTAL INVESTMENTS - 99.4% (Cost $233,755,636) (a)	$254,412,479
	OTHER ASSETS LESS LIABILITIES - 0.6%	1,544,047
	NET ASSETS - 100.0%	$255,956,526

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $233,862,181 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$22,956,760
Unrealized Depreciation:	(2,406,462)
Net Unrealized Appreciation:	$20,550,298

*	Money market fund; interest rate reflects seven-day effective yield on January 31,2015.

++	All or a portion of this investment is a holding of the ADWAB Fund Limited. (Note 2)

See accompanying notes to consolidated financial statements.

6

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2015

	FUTURES CONTRACTS

Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
157	Dollar Index Future	Mar-15	$14,914,686	$748,171
	Net Unrealized Gain from Open Long Futures Contracts			$748,171

++	All or a portion of these contracts are holdings of the Arrow ADWAB Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

7

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 99.7%
	EQUITY FUNDS - 99.7%
984,138	Financial Select Sector SPDR Fund	$22,645,015
468,440	First Trust Large-Cap Core AlphaDEX Fund	20,887,740
484,514	Health Care Select Sector SPDR Fund	33,562,285
248,742	iShares Cohen & Steers REIT ETF	25,826,882
1,700,503	PowerShares High Yield Equity Dividend Achievers Portfolio	22,429,635
244,135	SPDR Dow Jones REIT ETF	23,646,916
587,756	Technology Select Sector SPDR Fund	23,451,464
221,734	Vanguard Growth ETF	22,794,255
270,887	Vanguard Value ETF	21,949,974
306,952	WisdomTree Total Dividend Fund	22,272,436
	TOTAL EXCHANGE TRADED FUNDS (Cost $214,521,327)	239,466,602

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
414,492	Fidelity Institutional Money Market Fund - Money Market Portfolio to yield 0.04%* + (Cost $414,492)	414,492

	TOTAL INVESTMENTS - 99.9% (Cost $214,935,819) (a)	$239,881,094
	OTHER ASSETS LESS LIABILITIES - 0.1%	143,489
	NET ASSETS - 100.0%	$240,024,583

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $214,930,150 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$25,931,240
Unrealized Depreciation	(980,296)
Net Unrealized Appreciation:	$24,950,944

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2015.

+	All or a portion of this investment is a holding of the ADWAT Fund Limited. (Note 2)

See accompanying notes to consolidated financial statements.

8

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2015

Shares		Value
	EXCHANGE TRADED FUND - 48.8%
	DEBT EXCHANGE TRADED FUND - 48.8%
122,180	iShares iBoxx $ High Yield Corporate Bond ETF (Cost $10,982,357)	$11,024,301

	SHORT-TERM INVESTMENTS - 46.8%
	MONEY MARKET FUND - 2.6%
583,925	Fidelity Institutional Money Market Fund - Money Market Portfolio	583,924
	to yield 0.04% * ++

Principal ($)
	U.S. TREASURY - 44.2% **
2,000,000	United States Treasury Bill, due 2/5/2015, 0.015%	1,999,997
5,000,000	United States Treasury Bill, due 2/5/2015, 0.020%	4,999,998
3,000,000	United States Treasury Bill, due 4/16/2015, 0.020%	2,999,950
		9,999,945

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,583,869)	10,583,869

	TOTAL INVESTMENTS - 95.6% (Cost $21,566,226) (a)	$21,608,170
	OTHER ASSETS LESS LIABILITIES - 4.4%	989,249
	NET ASSETS - 100.0%	$22,597,419

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,579,343 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation	$28,827
Unrealized Depreciation	—
Net Unrealized Appreciation	$28,827

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2015.

**	Interest rate represents discount rate at time of purchase.

++	All or a portion of this investment is a holding of the Northern Lights SPC. (Note 2)

See accompanying notes to consolidated financial statements.

9

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2015

	FUTURES CONTRACTS

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(28)	US Ultra Bond	Mar-15	$(5,010,264)	$15,531
	Net Unrealized Gain from Short Futures Contracts			$15,531

Unrealized
Appreciation/
Depreciation

CREDIT DEFAULT SWAP CONTRACTS ^
December 2019, Credit Default Swap to Sell Protection (1) - CXP.NA.HY.523A33 Maturity 12/20/19 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $5,700,000)(3)

Unrealized Appreciation from Credit Default Swap Contracts	$26,255 (2)

LONG INDEX RATE SWAP CONTRACTS ++ ^

Proprietary Index July 2017, Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum, Federal Fund rate plus 30bps (Notional Amount $323,012)

Unrealized Depreciation from Long Interest Rate Swap Contracts	$(226,412)

Net Unrealized Depreciation on Swap Contracts	$(200,157)

++	All or a portion of this investment is a holding of the Northern Lights SPC. (Note 2)

^	All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2)	Consists of premium paid of $293,265 and current asset value of $319,520. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liablity (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to consolidated financial statements.

10

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2015

Principal ($)		Value
	SHORT-TERM INVESTMENTS - 86.3%
	U.S. TREASURY - 78.3%*
4,300,000	United States Treasury Bills due 2/5/2014, 0.020%	$4,299,997
1,250,000	United States Treasury Bills due 4/16/2015, 0.020%	1,249,979
		5,549,976
Shares
	MONEY MARKET FUND - 8.0%
569,396	Fidelity Institutional Money Market Fund - Money Market Portfolio to yield 0.04% ** ++	569,396

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,119,372)	6,119,372

	TOTAL INVESTMENTS - 86.3% (Cost $6,119,372) (a)	$6,119,372
	OTHER ASSETS LESS LIABILITIES - 13.7%	971,696
	NET ASSETS - 100.0%	$7,091,068

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,119,372 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	—
Net Unrealized Appreciation	$—

*	Interest rate represents discount rate at time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2015.

++	All or a portion of this investment is a holding of the Arrow MFS Fund Limited. (Note 2)

See accompanying notes to consolidated financial statements.

11

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2015

	FUTURES CONTRACTS

Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
35	CBOE VIX Future	Feb-15	$735,875	$98,875
	Net Unrealized Gain from Open Long Futures Contracts			$98,875

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(2)	Australian Dollar Future	Sep-15	(153,560)	$(727)
(2)	Canadian Dollar	Sep-15	(157,380)	328
(4)	Cocoa ++	Sep-15	(107,560)	100
(1)	Coffee ++	Sep-15	(63,694)	(56)
(3)	Copper Future ++	Sep-15	(186,675)	(238)
(13)	Corn ++	Dec-15	(260,488)	(88)
(3)	Cotton ++	Oct-15	(92,700)	35
(24)	Crude Oil Future ++	Jun-15	(1,229,280)	492,280
(3)	Euro FX Future	Sep-15	(424,500)	684
(4)	Gasoline RBOB ++	Jun-15	(288,372)	87,730
(3)	Gold ++	Apr-15	(383,700)	(19,950)
(3)	Japanese Yen Future	Sep-15	(320,138)	(2,560)
(2)	Live Cattle ++	Apr-15	(121,820)	(60)
(8)	Lumber Future ++	Mar-15	(283,184)	4,648
(27)	Natural Gas ++	Jun-15	(743,850)	43,460
(4)	NY Harbor ULSD Future ++	Jun-15	(284,424)	85,231
(1)	Platinum Future ++	Apr-15	(61,910)	(240)
(2)	Silver ++	Sep-15	(173,040)	(65)
(3)	Soybean ++	Sep-15	(143,513)	1,075
(4)	Wheat ++	Mar-15	(100,550)	9,200
(3)	Wheat ++	Sep-15	(77,963)	238
(25)	World Sugar #11 ++	Oct-15	(442,400)	(336)
	Net Unrealized Gain from Open Short Futures Contracts			$700,689

	Net Unrealized Gain from Open Futures Contracts			$799,564

++	All or a portion of these contracts are holdings of the Arrow MFS Fund Limited. (Note 2)

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

12

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2015

Shares		Value
	EXCHANGE TRADED NOTE - 0.0%
	COMMODITY - 0.0%
50	iPath Bloomberg Commodity Index Total Return ETN * (Cost $1,565)	$1,428

Principal ($)
	SHORT-TERM INVESTMENTS - 86.6%
	U.S. TREASURY - 80.7%**
2,750,000	United States Treasury Bills due 2/5/2015, 0.020%	2,749,999
2,500,000	United States Treasury Bills due 4/16/2015, 0.020%	2,499,959
		5,249,958
Shares
	MONEY MARKET FUND - 5.9%
381,939	Fidelity Institutional Money Market Fund - Money Market Portfolio to yield 0.04% *** ++	381,939

	TOTAL SHORT-TERM INVESTMENTS (Cost 5,631,896)	5,631,897

	TOTAL INVESTMENTS - 86.6% (Cost $5,633,461) (a)	$5,633,325
	OTHER ASSETS LESS LIABILITIES - 13.4%	873,552
	NET ASSETS - 100.0%	$6,506,877

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,635,621 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(2,296)
Net Unrealized Depreciation:	$(2,296)

*	Non-Income producing security.

**	Interest rate represents discount rate at time of purchase.

++	All or a portion of this investment is a holding of the ACT Fund Limited. (Note 2)

***	Money market fund; interest rate reflects seven-day effective yield on January 31, 2015

See accompanying notes to consolidated financial statements.

13

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2015

	FUTURES CONTRACTS

Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
7	Cocoa	Dec-15	$187,810	$(27,120)
8	Coffee	Dec-15	519,450	(117,600)
8	Copper	Dec-15	498,100	(130,637)
7	Corn	Dec-15	140,263	1,288
8	Cotton	Dec-15	251,160	(24,455)
8	Crude Oil	Dec-15	454,320	(267,000)
8	Gasoline RBOB	Jun-15	576,744	(332,081)
8	Gold	Dec-15	1,025,600	7,480
7	Lean Hogs	Jun-15	235,480	(25,275)
8	Live Cattle	Jun-15	462,800	(16,535)
8	Natural Gas	Mar-16	260,000	(69,000)
7	NY Harbor ULSD Future	Jun-15	497,742	(329,438)
7	Silver	Dec-15	1,023,700	(70,633)
8	Soybean	Nov-15	541,000	(34,975)
8	Wheat	Dec-15	275,125	(32,025)
7	World Sugar # 11	Mar-16	204,400	(20,558)

	Net Unrealized Loss from Open Futures Contracts			$(1,488,564)

++	All or a portion of these contracts are holdings of the ACT Fund Limited. (Note 2)

^	All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

14

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2015

			Arrow	Arrow Managed	Arrow
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Commodity
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Strategy Fund
ASSETS
Investment securities:
Investments, At cost	$233,755,636	$214,935,819	$21,566,226	$6,119,372	$5,633,461
Investments, At value	$254,412,479	$239,881,094	$21,608,170	$6,119,372	$5,633,325
Cash	—	—	—	14,663	—
Deposits with brokers	439,987	32,544	1,189,912	143,943	2,255,357
Receivable for Fund shares sold	313,919	149,409	20,340	—	78,436
Dividends and interest receivable	1,067	49	171	55	32
Receivable for securities sold	799,455	640,195	—	—	—
Variation margin - due from broker	748,171	—	15,531	799,564	—
Prepaid expenses and other assets	44,759	39,869	28,049	34,867	42,864
TOTAL ASSETS	256,759,837	240,743,160	22,862,173	7,112,464	8,010,014

LIABILITIES
Payable for investments purchased	—	—	27,916	—	—
Payable for Fund shares repurchased	330,183	388,475	2,826	45	1,897
Investment advisory fees payable	213,846	202,058	13,634	4,704	1,479
Due to broker - Variation margin	—	—	—	—	1,488,564
Distribution (12b-1) fees payable	107,212	66,591	1,349	864	1,138
Accrued expenses and other liabilities	80,412	16,981	17,889	14,683	9,608
Fees payable to other affiliates	71,658	44,472	983	1,100	451
Unrealized depreciation on swap contracts	—	—	200,157	—	—
TOTAL LIABILITIES	803,311	718,577	264,754	21,396	1,503,137
NET ASSETS	$255,956,526	$240,024,583	$22,597,419	$7,091,068	$6,506,877

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$237,489,957	$214,825,729	$27,784,105	$31,109,314	$11,948,167
Accumulated net investment income (loss)	(3,084,926)	(216,486)	16,253	(238,244)	(570,568)
Accumulated net realized gain (loss) from security transactions, futures contracts, purchased options and swaps	146,481	470,065	(5,290,937)	(24,579,566)	(3,381,836)
Net unrealized appreciation (depreciation) of investments, foreign currency translations, futures contracts and swaps	21,405,014	24,945,275	87,998	799,564	(1,488,886)
NET ASSETS	$255,956,526	$240,024,583	$22,597,419	$7,091,068	$6,506,877

See accompanying notes to consolidated financial statements.

15

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2015

				Arrow	Arrow
			Arrow	Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$105,797,904	$78,102,787	$7,302,459	$2,722,142	$2,412,464
Shares of beneficial interest outstanding	7,940,229	7,223,051	910,033	296,793	379,499
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$13.32	$10.81	$8.02	$9.17	$6.36
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$14.13	$11.47	$8.51	$9.73	$6.75
Class C Shares:
Net Assets	$109,937,528	$64,360,061	$1,371,554	$1,111,614	$184,503
Shares of beneficial interest outstanding	8,575,161	6,189,663	177,285	125,045	29,799
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$12.82	$10.40	$7.74	$8.89	$6.19

Institutional Class Shares:
Net Assets	$40,221,094	$97,561,735	$13,923,406	$3,257,312	$3,909,910
Shares of beneficial interest outstanding	3,007,112	9,016,719	1,724,058	352,070	615,894
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$13.38	$10.82	$8.08	$9.25	$6.35

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

16

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2015

					Arrow
			Arrow	Arrow Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$2,770,474	$2,506,348	$64,760	$—	$—
Interest	1,306	483	210,573	942	689
Less: Foreign witholding tax	(67)	(37)	—	(73)	(23)
TOTAL INVESTMENT INCOME	2,771,713	2,506,794	275,333	869	666

EXPENSES
Investment advisory fees	1,371,098	1,195,872	81,969	47,316	35,565
Distribution (12b-1) fees, Class C	565,919	313,665	6,968	5,706	1,159
Distribution (12b-1) fees, Class A	142,830	97,463	9,487	3,172	5,979
Administrative services fees	80,621	64,376	6,512	3,611	2,725
Non 12b-1 shareholder servicing	66,795	24,705	2,006	1,504	501
Transfer agent fees	45,124	36,099	5,077	3,009	3,009
Accounting services fees	40,088	32,146	2,663	1,991	1,360
Professional fees	28,328	23,314	16,211	12,283	14,288
Printing and postage expenses	25,620	14,091	1,647	2,745	1,464
Registration fees	20,055	22,562	22,509	21,058	20,055
Custodian fees	17,568	14,640	5,788	3,609	3,009
Compliance officer fees	14,841	8,967	441	501	425
Trustees’ fees and expenses	9,026	6,017	2,128	501	366
Insurance expense	4,513	3,761	150	183	101
Other expenses	902	901	903	902	—
TOTAL EXPENSES	2,433,328	1,858,579	164,459	108,091	90,006
Less: Fees waived	—	—	—	—	(5,388)
NET EXPENSES	2,433,328	1,858,579	164,459	108,091	84,618

NET INVESTMENT INCOME (LOSS)	338,385	648,215	110,874	(107,222)	(83,952)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Security transactions, unaffiliated companies	6,307,840	5,813,298	(1,130,579)	(33)	(37,421)
Security transactions, affiliated companies	2,237,094	—	—	—	—
Futures contracts	12,253	—	459,794	414,777	(556,425)
Swap contracts	—	—	336,034	—	—
	8,557,187	5,813,298	(334,751)	414,744	(593,846)
Net change in unrealized appreciation (depreciation) of:
Securities, unaffiliated companies	(143,341)	7,383,823	225,845	—	11,332
Securities, affiliated companies	(2,352,094)	—	—	—	—
Futures contracts	748,171	—	15,531	795,068	(1,485,079)
Swap contracts	—	—	256,753	—	—
Foreign currency translations	—	—	4,227	—	—
	(1,747,264)	7,383,823	502,356	795,068	(1,473,747)
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,809,923	13,197,121	167,605	1,209,812	(2,067,593)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,148,308	$13,845,336	$278,479	$1,102,590	$(2,151,545)

See accompanying notes to consolidated financial statements.

17

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
FROM OPERATIONS
Net investment income	$338,385	$663,861
Net realized gain from securities, futures transactions and swap contracts	8,557,187	29,459,397
Net change in unrealized depreciation of securities, futures contracts and swap contracts	(1,747,264)	(12,323,792)
Net increase in net assets resulting from operations	7,148,308	17,799,466

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(11,172,557)	—
Class C	(11,732,139)	—
Institutional Class	(4,399,655)	—
From net investment income:
Class A	(1,755,677)	—
Class C	(1,019,308)	—
Institutional Class	(820,729)	—
Net decrease in net assets from distributions to shareholders	(30,900,065)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,355,097	25,534,538
Class C	3,477,849	10,325,640
Institutional Class	11,425,755	28,308,590
Net asset value of shares issued in reinvestment of distributions:
Class A	11,062,140	—
Class C	11,243,026	—
Class I	4,046,721	—
Redemption fee proceeds:
Class A	109	1,582
Class C	107	1,249
Institutional Class	47	188
Payments for shares redeemed:
Class A	(25,569,136)	(54,383,626)
Class C	(9,763,124)	(20,014,368)
Institutional Class	(15,189,160)	(10,878,865)
Net decrease in net assets from shares of beneficial interest	(5,910,569)	(21,105,072)

TOTAL DECREASE IN NET ASSETS	(29,662,326)	(3,305,606)

NET ASSETS
Beginning of Period	285,618,852	288,924,458
End of Period *	$255,956,526	$285,618,852
* Includes accumulated net investment loss of:	$(3,084,926)	$(491,458)

See accompanying notes to consolidated financial statements.

18

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014

SHARE ACTIVITY - Class A
Shares Sold	234,450	1,771,813
Shares Reinvested	827,385	—
Shares Redeemed	(1,769,873)	(3,751,861)
Net decrease in shares of beneficial interest outstanding	(708,038)	(1,980,048)

SHARE ACTIVITY - Class C
Shares Sold	253,505	743,170
Shares Reinvested	872,906	—
Shares Redeemed	(701,120)	(1,435,555)
Net increase/decrease in shares of beneficial interest outstanding	425,291	(692,385)

SHARE ACTIVITY - Institutional Class
Shares Sold	781,390	1,926,864
Shares Reinvested	301,544	—
Shares Redeemed	(1,054,419)	(744,581)
Net increase in shares of beneficial interest outstanding	28,515	1,182,283

See accompanying notes to consolidated financial statements.

19

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
FROM OPERATIONS
Net investment income	$648,215	$280,663
Net realized gain from security and futures transactions	5,813,298	25,322,916
Net change in unrealized appreciation (depreciation) of securities	7,383,823	(9,478,402)
Net increase in net assets resulting from operations	13,845,336	16,125,177

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(184,276)	—
Class C	(156,060)	—
Institutional Class	(231,530)	—
From net investment income:
Class A	(164,687)	—
Institutional Class	(494,964)	—
Net decrease in net assets from distributions to shareholders	(1,231,517)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	9,747,790	47,050,755
Class C	5,507,802	18,876,333
Institutional Class	22,154,886	63,256,899
Net asset value of shares issued in reinvestment of distributions:
Class A	143,818	—
Class C	312,455	—
Institutional Class	632,499	—
Redemption fee proceeds:
Class A	433	3,443
Class C	349	2,014
Institutional Class	556	2,167
Payments for shares redeemed:
Class A	(16,382,254)	(63,070,877)
Class C	(4,458,996)	(9,795,459)
Institutional Class	(21,044,135)	(17,366,529)
Net increase (decrease) in net assets from shares of beneficial interest	(3,384,797)	38,958,746

TOTAL INCREASE IN NET ASSETS	9,229,022	55,083,923

NET ASSETS
Beginning of Period	230,795,561	175,711,638
End of Period *	$240,024,583	$230,795,561
* Includes accumulated net investment loss of:	$(216,486)	$(205,049)

See accompanying notes to consolidated financial statements.

20

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
SHARE ACTIVITY - Class A
Shares Sold	911,963	4,707,676
Shares Reinvested	28,200	—
Shares Redeemed	(1,556,706)	(6,214,353)
Net decrease in shares of beneficial interest outstanding	(616,543)	(1,506,677)

SHARE ACTIVITY - Class C
Shares Sold	535,271	1,942,272
Shares Reinvested	13,491	—
Shares Redeemed	(434,895)	(1,002,521)
Net increase in shares of beneficial interest outstanding	113,867	939,751

SHARE ACTIVITY - Institutional Class
Shares Sold	2,095,453	6,184,803
Shares Reinvested	57,033	—
Shares Redeemed	(1,965,708)	(1,732,897)
Net increase in shares of beneficial interest outstanding	186,778	4,451,906

See accompanying notes to consolidated financial statements.

21

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
FROM OPERATIONS
Net investment income	$110,874	$30,103
Net realized gain (loss) from security transactions, futures contracts, swap contracts, and purchased options	(334,751)	171,850
Net change in unrealized appreciation (depreciation) of securities, foreign currency translations, futures contracts, swap contracts, and purchased options	502,356	(433,091)
Net increase (decrease) in net assets resulting from operations	278,479	(231,138)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(21,371)	—
Class C	(2,524)	—
Institutional Class	(40,623)	—
Net decrease in net assets from distributions to shareholders	(64,518)	—
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,255,843	4,245,963
Class C	164,309	594,596
Institutional Class	6,140,254	15,452,399
Net asset value of shares issued in reinvestment of distributions:
Class A	15,770	—
Class C	2,218	—
Class I	23,437	—
Redemption fee proceeds:
Class A	—	210
Class C	—	48
Institutional Class	—	23
Payments for shares redeemed:
Class A	(4,764,736)	(2,648,250)
Class C	(183,578)	(570,187)
Institutional Class	(6,410,357)	(2,118,324)
Net increase (decrease) in net assets from shares of beneficial interest	(756,840)	14,956,478

TOTAL INCREASE (DECREASE) IN NET ASSETS	(542,879)	14,725,340

NET ASSETS
Beginning of Period	23,140,298	8,414,958
End of Period *	$22,597,419	$23,140,298
* Includes accumulated net investment income (loss) of:	$16,253	$(30,103)

SHARE ACTIVITY - Class A
Shares Sold	524,044	536,611
Shares Reinvested	1,962	—
Shares Redeemed	(591,825)	(331,539)
Net increase (decrease) in shares of beneficial interest outstanding	(65,819)	205,072

SHARE ACTIVITY - Class C
Shares Sold	21,280	77,052
Shares Reinvested	286	—
Shares Redeemed	(23,714)	(73,451)
Net increase (decrease) in shares of beneficial interest outstanding	(2,148)	3,601

SHARE ACTIVITY - Institutional Class
Shares Sold	755,471	1,929,962
Shares Reinvested	2,900	—
Shares Redeemed	(793,514)	(265,050)
Net increase (decrease) in shares of beneficial interest outstanding	(35,143)	1,664,912

See accompanying notes to consolidated financial statements.

22

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
FROM OPERATIONS
Net investment loss	$(107,222)	$(347,512)
Net realized gain (loss) from security transactions, futures contracts and swap contracts	414,744	(1,195,656)
Net change in unrealized appreciation of securities, future contracts and swap contracts	795,068	396,825
Net increase (decrease) in net assets resulting from operations	1,102,590	(1,146,343)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	616,857	11,017,088
Class C	31,536	69,357
Institutional Class	2,419,749	10,950,002
Redemption fee proceeds:
Class A	22	921
Class C	9	214
Institutional Class	27	180
Payments for shares redeemed:
Class A	(2,499,455)	(29,499,999)
Class C	(302,255)	(1,515,439)
Institutional Class	(8,305,434)	(9,753,663)
Net decrease in net assets from shares of beneficial interest	(8,038,944)	(18,731,339)

TOTAL DECREASE IN NET ASSETS	(6,936,354)	(19,877,682)

NET ASSETS
Beginning of Period	14,027,422	33,905,104
End of Period *	$7,091,068	$14,027,422
* Includes accumulated net investment loss of:	$(238,244)	$(131,022)

SHARE ACTIVITY - Class A
Shares Sold	68,340	1,322,599
Shares Redeemed	(309,662)	(3,548,605)
Net decrease in shares of beneficial interest outstanding	(241,322)	(2,226,006)

SHARE ACTIVITY - Class C
Shares Sold	3,718	8,602
Shares Redeemed	(37,508)	(185,101)
Net decrease in shares of beneficial interest outstanding	(33,790)	(176,499)

SHARE ACTIVITY - Institutional Class
Shares Sold	298,449	1,320,006
Shares Redeemed	(990,505)	(1,160,435)
Net increase (decrease) in shares of beneficial interest outstanding	(692,056)	159,571

See accompanying notes to consolidated financial statements.

23

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
FROM OPERATIONS
Net investment loss	$(83,952)	$(187,884)
Net realized loss from security transactions and futures contracts	(593,846)	(311,170)
Net change in unrealized appreciation (depreciation) of securities and futures contracts	(1,473,747)	795,194
Net increase (decrease) in net assets resulting from operations	(2,151,545)	296,140

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(59,806)	—
Class C	(4,932)	—
Institutional Class	(130,366)	—
Net decrease in net assets from distributions to shareholders	(195,104)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	512,730	6,741,487
Class C	41,133	99,068
Institutional Class	4,655,268	444,941
Net asset value of shares issued in reinvestment of distributions:
Class A	57,569	—
Class C	4,262	—
Institutional Class	129,290	—
Redemption fee proceeds:
Class A	43	486
Class C	2	13
Institutional Class	37	11
Payments for shares redeemed:
Class A	(6,888,749)	(3,884,918)
Class C	(42,108)	(163,365)
Institutional Class	(305,969)	(96,951)
Net increase (decrease) in net assets from shares of beneficial interest	(1,836,492)	3,140,772

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,183,141)	3,436,912
NET ASSETS
Beginning of Period	10,690,018	7,253,106
End of Period *	$6,506,877	$10,690,018
* Includes accumulated net investment loss of:	$(570,568)	$(291,512)

See accompanying notes to consolidated financial statements.

24

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
SHARE ACTIVITY - Class A
Shares Sold	68,545	818,769
Shares Reinvested	8,762	—
Shares Redeemed	(890,299)	(459,851)
Net increase (decrease) in shares of beneficial interest outstanding	(812,992)	358,918

SHARE ACTIVITY - Class C
Shares Sold	5,406	12,416
Shares Reinvested	665	—
Shares Redeemed	(6,322)	(20,291)
Net decrease in shares of beneficial interest outstanding	(251)	(7,875)

SHARE ACTIVITY - Institutional Class
Shares Sold	577,870	52,019
Shares Reinvested	19,679	—
Shares Redeemed	(43,588)	(11,765)
Net increase in shares of beneficial interest outstanding	553,961	40,254

See accompanying notes to consolidated financial statements.

25

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year		Year	Year
	January 31,		Ended	Ended	Ended		Ended	Ended
	2015		July 31,	July 31,	July 31,		July 31,	July 31,
Class A Shares	(Unaudited)		2014	2013	2012		2011	2010
Net asset value, beginning of period	$14.65		$13.75	$12.31	$12.55		$10.96	$9.93

Activity from investment operations:
Net investment income (1)	0.04		0.08	0.05	0.02		0.07	0.05
Net realized and unrealized gain (loss) on investments	0.38		0.82	1.39	(0.26)		1.57	1.10
Total from investment operations	0.42		0.90	1.44	(0.24)		1.64	1.15

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00		0.00	0.00

Less distributions from:
Net investment income	(0.24)		—	—	(0.00	) (3)	(0.05)	(0.12)
Net realized gains	(1.51)		—	—	—		—	—
Total distributions	(1.75)		—	—	(0.00	) (3)	(0.05)	(0.12)

Net asset value, end of period	$13.32		$14.65	$13.75	$12.31		$12.55	$10.96

Total return (2)	2.80	% (7)	6.55%	11.70%	(1.89)%		15.02%	11.58%

Net assets, end of period (000s)	$105,798		$126,734	$146,164	$174,565		$259,375	$171,562

Ratio of expenses to average net assets (4)	1.51	% (6)	1.54%	1.55%	1.55%		1.54%	1.58%
Ratio of net investment income to average net assets (4)(5)	0.51	% (6)	0.52%	0.39%	0.13%		0.63%	0.43%

Portfolio Turnover Rate	52	% (7)	106%	72%	112%		59%	95%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to consolidated financial statements.

26

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2015		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.11		$13.34	$12.04	$12.36	$10.83	$9.82

Activity from investment operations:
Net investment loss (1)	(0.02)		(0.04)	(0.04)	(0.07)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.37		0.81	1.34	(0.25)	1.55	1.09
Total from investment operations	0.35		0.77	1.30	(0.32)	1.53	1.06

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.13)		—	—	—	—	(0.05)
Net realized gains	(1.51)		—	—	—	—	—
Total distributions	(1.64)		—	—	—	—	(0.05)

Net asset value, end of period	$12.82		$14.11	$13.34	$12.04	$12.36	$10.83

Total return (2)	2.44	% (7)	5.77%	10.80%	(2.59)%	14.13%	10.84%

Net assets, end of period (000s)	$109,938		$115,015	$117,992	$123,257	$133,306	$99,202

Ratio of expenses to average net assets (4)	2.26	% (6)	2.29%	2.30%	2.30%	2.29%	2.33%
Ratio of net investment loss to average net assets (4)(5)	(0.23	)% (6)	(0.26)%	(0.36)%	(0.62)%	(0.15)%	(0.32)%

Portfolio Turnover Rate	52	% (7)	106%	72%	112%	59%	95%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to consolidated financial statements.

27

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2015		July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2014	2013	2012 (1)
Net asset value, beginning of period	$14.73		$13.79	$12.32	$12.44

Activity from investment operations:
Net investment income (2)	0.05		0.10	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.39		0.84	1.38	(0.16)
Total from investment operations	0.44		0.94	1.47	(0.12)

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	(0.28)		—	—	—
Net realized gains	(1.51)		—	—	—
Total distributions	(1.79)		—	—	—

Net asset value, end of period	$13.38		$14.73	$13.79	$12.32

Total return (3)	2.96	% (5)	6.82%	11.93%	(0.96	)% (5)

Net assets, end of period (000s)	$40,221		$43,870	$24,768	$20,202

Ratio of expenses to average net assets (7)	1.26	% (4)	1.29%	1.30%	1.30	% (4)
Ratio of net investment income to average net assets (7)(8)	0.75	% (4)	0.72%	0.67%	0.94	% (4)

Portfolio Turnover Rate	52	% (5)	106%	72%	112	% (5)

(1)	The Institutional Class shares of the Arrow DWA Balanced Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

28

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2015		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.24		$9.39	$8.17	$9.62	$7.77	$7.09

Activity from investment operations:
Net investment income (loss) (1)	0.03		0.03	0.08	0.03	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.59		0.82	1.29	(0.92)	1.87	0.72
Total from investment operations	0.62		0.85	1.37	(0.89)	1.85	0.68

Paid-in-capital from redemption fees	0.00	(5)	0.00 (5)	0.00 (5)	0.00 (5)	0.00 (5)	0.01

Less distributions from:
Net investment income	(0.02)		—	(0.15)	—	—	(0.01)
Net realized gains	(0.03)		—	—	(0.56)	—	—
Total distributions	(0.05)		—	(0.15)	(0.56)	—	(0.01)

Net asset value, end of period	$10.81		$10.24	$9.39	$8.17	$9.62	$7.77

Total return (2)	6.02	% (9)	9.05%	16.99%	(9.03)%	23.81%	9.72%

Net assets, end of period (000s)	$78,103		$80,265	$87,783	$97,363	$193,402	$46,097

Ratio of gross expenses to average net assets (3)(6)	1.46	% (8)	1.56%	1.65%	1.62%	1.60%	1.72%
Ratio of net expenses to average net assets (6)	1.46	% (8)	1.56%	1.65%	1.62%	1.60%	1.96	% (4)
Ratio of net investment income (loss) to average net assets (6)(7)	0.64	% (8)	0.27%	0.94%	0.41%	(0.20)%	(0.53)%

Portfolio Turnover Rate	50	% (9)	123%	151%	262%	251%	263%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(5)	Amount represents less than $0.01 per share.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized

(9)	Not annualized

See accompanying notes to consolidated financial statements.

29

Arrow DWA Tactical Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2015		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$9.86		$9.12	$7.94	$9.43	$7.68	$7.05

Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.05)	0.02	(0.03)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	0.58		0.79	1.24	(0.90)	1.83	0.72
Total from investment operations	0.57		0.74	1.26	(0.93)	1.75	0.62

Paid-in-capital from redemption fees	0.00	(5)	0.00 (5)	0.00 (5)	0.00 (5)	0.00 (5)	0.01

Less distributions from:
Net investment income	—		—	(0.08)	—	—	—
Net realized gains	(0.03)		—	—	(0.56)	—	—
Total distributions	(0.03)		—	(0.08)	(0.56)	—	—

Net asset value, end of period	$10.40		$9.86	$9.12	$7.94	$9.43	$7.68

Total return (2)	5.73	% (9)	8.11%	16.09%	(9.66)%	22.79%	8.94%

Net assets, end of period (000s)	$64,360		$59,926	$46,823	$52,697	$58,022	$25,653

Ratio of gross expenses to average net assets (3)(6)	2.21	% (8)	2.31%	2.40%	2.37%	2.35%	2.47%
Ratio of net expenses to average net assets (6)	2.21	% (8)	2.31%	2.40%	2.37%	2.35%	2.71	% (4)
Ratio of net investment income (loss) to average net assets (6)(7)	(0.11	)% (8)	(0.50)%	0.25%	(0.33)%	(0.90)%	(1.28)%

Portfolio Turnover Rate	50	% (9)	123%	151%	262%	251%	263%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(5)	Amount represents less than $0.01 per share.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized

(9)	Not annualized

See accompanying notes to consolidated financial statements.

30

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2015		July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2014	2013	2012 (1)
Net asset value, beginning of period	$10.26		$9.39	$8.18	$8.15

Activity from investment operations:
Net investment income (2)	0.05		0.05	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.59		0.82	1.30	(0.01)
Total from investment operations	0.64		0.87	1.39	0.03

Paid-in-capital from redemption fees	—		— (8)	— (8)	—

Less distributions from:
Net investment income	(0.05)		—	(0.18)	—
Net realized gains	(0.03)		—	—	—
Total distributions	(0.08)		—	(0.18)	—

Net asset value, end of period	$10.82		$10.26	$9.39	$8.18

Total return (3)	6.22	% (5)	9.26%	17.31%	0.37	% (5)

Net assets, end of period (000s)	$97,562		$90,604	$41,106	$26,922

Ratio of expenses to average net assets (6)	1.21	% (4)	1.32%	1.40%	1.37	% (4)
Ratio of net investment income to average net assets (6)(7)	0.88	% (4)	0.50%	1.10%	1.43	% (4)

Portfolio Turnover Rate	50	% (5)	123%	151%	262	% (5)

(1)	The Institutional Class shares of the Arrow DWA Tactical Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

31

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year		Year	Year	Year
	January 31,		Ended	Ended		Ended	Ended	Ended
	2015		July 31,	July 31,		July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2014	2013		2012	2011	2010
Net asset value, beginning of period	$7.93		$8.12	$8.19		$8.69	$8.14	$8.67

Activity from investment operations:
Net investment income (loss) (1)	0.03		(0.01)	(0.00	) (5)	0.01	0.05	0.08
Net realized and unrealized gain (loss) on investments	0.08		(0.18)	(0.07)		(0.36)	0.50	(0.61)
Total from investment operations	0.11		(0.19)	(0.07)		(0.35)	0.55	(0.53)

Paid-in-capital from redemption fees	—		0.00 (5)	0.00	(5)	0.00 (5)	0.00 (5)	0.00	(5)

Less distributions from:
Net investment income	(0.02)		—	—		(0.15)	—	—
Total distributions	(0.02)		—	—		(0.15)	—	—

Net asset value, end of period	$8.02		$7.93	$8.12		$8.19	$8.69	$8.14

Total return (2)	1.42	% (9)	(2.34)%	(0.85)%		(4.05)%	6.76%	(6.11)%

Net assets, end of period (000s)	$7,302		$7,738	$6,257		$14,828	$33,195	$36,455

Ratio of gross expenses to average net assets, including interest expense (4)(6)	1.61	% (8)	2.44%	2.03%		1.86%	1.75%	1.67	% (3)
Ratio of net expenses to average net assets, including interest expense (6)	1.61	% (8)	2.44%	2.03%		1.86%	1.75%	1.66	% (3)
Ratio of net expenses to average net assets, excluding interest expense (6)	1.61	% (8)	2.44%	2.03%		1.86%	1.75%	1.66%
Ratio of net investment income (loss) to average net assets (6)(7)	0.96	% (8)	(0.17)%	(0.02)%		0.16%	0.60%	0.89%

Portfolio Turnover Rate	284	% (9)	800%	28%		25%	47%	172%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the year.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Amount represents less than $0.01 per share.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized

(9)	Not annualized

See accompanying notes to consolidated financial statements.

32

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2015		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$7.67		$7.91	$8.04	$8.49	$8.02	$8.60

Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.09)	(0.06)	(0.04)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.07		(0.15)	(0.07)	(0.36)	0.49	(0.59)
Total from investment operations	0.08		(0.24)	(0.13)	(0.40)	0.47	(0.58)

Paid-in-capital from redemption fees	0.00		0.00 (5)	0.00 (5)	0.00 (5)	0.00 (5)	0.00	(5)

Less distributions from:
Net investment income	(0.01)		—	—	(0.05)	—	—
Total distributions	(0.01)		—	—	(0.05)	—	—

Net asset value, end of period	$7.74		$7.67	$7.91	$8.04	$8.49	$8.02

Total return (2)	1.10	% (9)	(3.03)%	(1.62)%	(4.74)%	5.86%	(6.74)%

Net assets, end of period (000s)	$1,372		$1,375	$1,390	$2,086	$3,026	$5,882

Ratio of gross expenses to average net assets, including interest expense (4)(6)	2.36	% (8)	3.19%	2.78%	2.61%	2.52%	2.42	% (3)
Ratio of net expenses to average net assets, including interest expense (6)	2.36	% (8)	3.19%	2.78%	2.61%	2.52%	2.40	% (3)
Ratio of net expenses to average net assets, excluding interest expense (6)	2.36	% (8)	3.19%	2.78%	2.61%	2.52%	2.40%
Ratio of net investment income (loss)to average net assets (6)(7)	0.15	% (8)	(1.17)%	(0.76)%	(0.43)%	(0.22)%	0.15%

Portfolio Turnover Rate	284	% (9)	800%	28%	25%	47%	172%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the year.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Amount represents less than $0.01 per share.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized

(9)	Not annualized

See accompanying notes to consolidated financial statements.

33

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2015		July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2014	2013	2012 (1)
Net asset value, beginning of period	$7.97		$8.15	$8.20	$8.34

Activity from investment operations:
Net investment income (2)	0.05		0.11	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.09		(0.29)	(0.07)	(0.15)
Total from investment operations	0.14		(0.18)	(0.05)	(0.14)

Paid-in-capital from redemption fees (6)	—		0.00 (6)	0.00 (6)	0.00	(6)

Less distributions from:
Net investment income	(0.03)		—	—	—
Total distributions	(0.03)		—	—	—

Net asset value, end of period	$8.08		$7.97	$8.15	$8.20

Total return (3)	1.71	% (5)	(2.21)%	(0.61)%	(1.68	)% (5)

Net assets, end of period (000s)	$13,923		$14,027	$768	$1,330

Ratio of expenses to average net assets (7)	1.36	% (4)	2.19%	1.76%	1.61	% (4)
Ratio of net investment income to average net assets (7)(8)	1.09	% (4)	1.36%	0.25%	0.51	% (4)
Portfolio Turnover Rate	284	% (5)	800%	28%	25	% (5)

(1)	The Institutional Class shares of the Arrow Alternative Solutions Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund

See accompanying notes to consolidated financial statements.

34

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year		Period
	January 31,		Ended	Ended	Ended	Ended		Ended
	2015		July 31,	July 31,	July 31,	July 31,		July 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011		2010 (1)
Net asset value, beginning of period	$8.04		$8.52	$8.77	$10.40	$9.55		$10.00

Activity from investment operations:
Net investment loss (2)	(0.09)		(0.18)	(0.13)	(0.14)	(0.18)		(0.05)
Net realized and unrealized gain (loss) on investments	1.22		(0.30)	(0.12)	(1.47)	1.24		(0.40)
Total from investment operations	1.13		(0.48)	(0.25)	(1.61)	1.06		(0.45)

Paid-in-capital from redemption fees	0.00	(8)	0.00 (8)	0.00 (8)	0.00 (8)	0.00	(8)	—

Less distributions from:
Net investment income	—		—	—	(0.02)	(0.21)		—
Total distributions	—		—	—	(0.02)	(0.21)		—

Net asset value, end of period	$9.17		$8.04	$8.52	$8.77	$10.40		$9.55

Total return (3)	14.05	% (7)	(5.63)%	(2.85)%	(15.49)%	11.12%		(4.50	)% (7)

Net assets, end of period (000s)	$2,722		$4,325	$23,539	$84,665	$94,597		$3,738

Ratio of gross expenses to average net assets (4)	2.15	% (6)	2.16%	1.67%	1.50%	1.65%		10.78	% (6)
Ratio of net expenses to average net assets	2.15	% (6)	2.16%	1.67%	1.50%	1.79	% (5)	2.00	% (6)
Ratio of net investment loss to average net assets	(2.12	)% (6)	(2.12)%	(1.54)%	(1.44)%	(1.68)%		(1.96	)% (6)

Portfolio Turnover Rate	0	% (7)	175%	70%	35%	66%		216	% (7)

(1)	The Class A shares of the Arrow Managed Futures Strategy Fund commenced operations on April 30, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Annualized.

(7)	Not annualized.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

35

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year		Period
	January 31,		Ended	Ended	Ended	Ended		Ended
	2015		July 31,	July 31,	July 31,	July 31,		July 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011		2010 (1)
Net asset value, beginning of period	$7.82		$8.36	$8.66	$10.33	$9.55		$10.00

Activity from investment operations:
Net investment loss (2)	(0.12)		(0.24)	(0.18)	(0.18)	(0.26)		(0.07)
Net realized and unrealized gain (loss) on investments	1.19		(0.30)	(0.12)	(1.49)	1.23		(0.38)
Total from investment operations	1.07		(0.54)	(0.30)	(1.67)	0.97		(0.45)

Paid-in-capital from redemption fees	0.00	(8)	0.00 (8)	0.00 (8)	0.00 (8)	0.00	(8)	—

Less distributions from:
Net investment income	—		—	—	—	(0.19)		—
Total distributions	—		—	—	—	(0.19)		—

Net asset value, end of period	$8.89		$7.82	$8.36	$8.66	$10.33		$9.55

Total return (3)	13.68	% (7)	(6.46)%	(3.46)%	(16.17)%	10.16%		(4.50	)% (7)

Net assets, end of period (000s)	$1,112		$1,242	$2,802	$4,501	$3,526		$180

Ratio of gross expenses to average net assets (4)	2.91	% (6)	2.91%	2.42%	2.25%	2.36%		9.20	% (6)
Ratio of net expenses to average net assets	2.91	% (6)	2.91%	2.42%	2.25%	2.54	% (5)	2.75	% (6)
Ratio of net investment loss to average net assets	(2.89	)% (6)	(2.90)%	(2.26)%	(1.84)%	(2.42)%		(2.70	)% (6)

Portfolio Turnover Rate	0	% (7)	175%	70%	35%	66%		216	% (7)

(1)	The Class C shares of the Arrow Managed Futures Strategy Fund commenced operations on April 30, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Annualized.

(7)	Not annualized.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

36

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2015		July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2014	2013	2012 (1)
Net asset value, beginning of period	$8.10		$8.55	$8.78	$9.15

Activity from investment operations:
Net investment loss (2)	(0.07)		(0.16)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	1.22		(0.29)	(0.14)	(0.31)
Total from investment operations	1.15		(0.45)	(0.23)	(0.37)

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00

Net asset value, end of period	$9.25		$8.10	$8.55	$8.78

Total return (3)	14.20	% (5)	(5.26)%	(2.62)%	(4.04	)% (5)

Net assets, end of period (000s)	$3,257		$8,460	$7,564	$2,587

Ratio of expenses to average net assets	1.91	% (4)	1.91%	1.42%	1.25	% (4)
Ratio of net investment loss to average net assets	(1.91	)% (4)	(1.91)%	(1.26)%	(1.14	)% (4)

Portfolio Turnover Rate	0	% (5)	175%	70%	35	% (5)

(1)	The Institutional Class shares of the Arrow Managed Futures Strategy Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

37

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended
	2015		July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011 (1)
Net asset value, beginning of period	$8.32		$8.13	$9.01	$10.89	$10.00

Activity from investment operations:
Net investment loss (2)	(0.07)		(0.17)	(0.17)	(0.19)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.73)		0.36	(0.71)	(1.26)	1.01
Total from investment operations	(1.80)		0.19	(0.88)	(1.45)	0.89

Paid-in-capital from redemption fees (7)	0.00		0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.16)		—	—	(0.43)	—
Total distributions	(0.16)		—	—	(0.43)	—

Net asset value, end of period	$6.36		$8.32	$8.13	$9.01	$10.89

Total return (3)	(21.71	)% (6)	2.34%	(9.77)%	(13.33)%	8.90	% (6)

Net assets, end of period (000s)	$2,412		$9,927	$6,773	$11,485	$17,386

Ratio of gross expenses to average net assets (4)	2.09	% (5)	2.38%	2.45%	2.22%	2.72	% (5)
Ratio of net expenses to average net assets	2.00	% (5)	2.00%	2.00%	2.00%	2.00	% (5)
Ratio of net investment loss to average net assets	(1.98	)% (5)	(1.98)%	(1.93)%	(1.94)%	(1.86	)% (5)

Portfolio Turnover Rate	150	% (6)	834%	132%	727%	754	% (6)

(1)	The Class A shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

38

Arrow Commodity Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended
	2015		July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011 (1)
Net asset value, beginning of period	$8.13		$7.99	$8.93	$10.85	$10.00

Activity from investment operations:
Net investment loss (2)	(0.10)		(0.22)	(0.24)	(0.24)	(0.16)
Net realized and unrealized gain (loss) on investments	(1.70)		0.36	(0.70)	(1.27)	1.01
Total from investment operations	(1.80)		0.14	(0.94)	(1.51)	0.85

Paid-in-capital from redemption fees (7)	0.00		0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.14)		—	—	(0.41)	—
Total distributions	(0.14)		—	—	(0.41)	—

Net asset value, end of period	$6.19		$8.13	$7.99	$8.93	$10.85

Total return (3)	(22.16	)% (6)	1.75%	(10.53)%	(13.93)%	8.50	% (6)

Net assets, end of period (000s)	$185		$244	$303	$747	$625

Ratio of gross expenses to average net assets (4)	2.85	% (5)	3.13%	3.19%	2.97%	3.29	% (5)
Ratio of net expenses to average net assets	2.75	% (5)	2.75%	2.75%	2.75%	2.75	% (5)
Ratio of net investment loss to average net assets	(2.73	)% (5)	(2.72)%	(2.68)%	(2.69)%	(2.62	)% (5)

Portfolio Turnover Rate	150	% (6)	834%	132%	727%	754	% (6)

(1)	The Class C shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

39

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2015		July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2014	2013	2012 (1)
Net asset value, beginning of period	$8.38		$8.16	$9.01	$9.63

Activity from investment operations:
Net investment loss (2)	(0.06)		(0.15)	(0.15)	(0.00	) (7)
Net realized and unrealized gain (loss) on investments	(1.75)		0.37	(0.70)	(0.62)
Total from investment operations	(1.81)		0.22	(0.85)	(0.62)

Paid-in-capital from redemption fees (7)	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	(0.22)		—	—	—
Total distributions	(0.22)		—	—	—

Net asset value, end of period	$6.35		$8.38	$8.16	$9.01

Total return (3)	(21.70	)% (6)	2.70%	(9.43)%	(6.44	)% (6)

Net assets, end of period (000s)	$3,910		$519	$177	$9	(8)

Ratio of gross expenses to average net assets (4)	1.85	% (5)	2.13%	2.30%	1.97	% (5)
Ratio of net expenses to average net assets	1.75	% (5)	1.75%	1.75%	1.75	% (5)
Ratio of net investment loss to average net assets	(1.74	)% (5)	(1.73)%	(1.69)%	(1.69	)% (5)

Portfolio Turnover Rate	150	% (6)	834%	132%	727	% (6)

(1)	The Institutional Class shares of the Arrow Commodity Strategy Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Actual net assets, not truncated.

See accompanying notes to consolidated financial statements.

40

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

January 31, 2015

1.	ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”), the Arrow Managed Futures Strategy Fund (“AMFSF”) and the Arrow Commodity Strategy Fund (“ACSF”), collectively (“the Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. ADBF, ADTF, ACSF and AMFSF are non-diversified funds. AASF is a diversified fund. ADBF and ADTF are each a “fund of funds.” The Funds each have three distinct share classes; Class A, Class C, and Institutional Class shares. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets. AMFSF seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. ACSF seeks to provide investment results that correlate to the performance of a benchmark for commodities.

Each Arrow Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of Arrow Investments Trust, a Delaware statutory trust. As a series of Arrow Investments Trust, each Fund is a continuation of the identically-named predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

41

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2015

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use

42

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2015

for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

43

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2015 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$240,316,345	$—	$—	$240,316,345
Variation Margin-Open Futures Contracts	748,171	—	—	748,171
Short-Term Investments	14,096,134	—	—	14,096,134
Total	$255,160,650	$—	$—	$255,160,650

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$239,466,602	$—	$—	$239,466,602
Short-Term Investment	414,492	—	—	414,492
Total	$239,881,094	$—	$—	$239,881,094

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$11,024,301	$—	$—	$11,024,301
Variation Margin-Open Futures Contracts	15,531	—	—	15,531
Open Swap Contracts	—	26,255	—	26,255
Short-Term Investments	583,924	9,999,945	—	10,583,869
Total	$11,623,756	$10,026,200	$—	$21,649,956
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$—	$226,412	$—	$226,412
Total	$—	$226,412	$—	$226,412

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$569,396	$5,549,976	$—	$6,119,372
Variation Margin-Open Futures Contracts	799,564	—	—	799,564
Total	$1,368,960	$5,549,976	$—	$6,918,936

Arrow Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$1,428	$—	$—	$1,428
Short-Term Investments	381,939	5,249,958	—	5,631,897
Total	$383,367	$5,249,958	$—	$5,633,325
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$1,488,564	$—	$—	$1,488,564
Total	$1,488,564	$—	$—	$1,488,564

There were no transfers into or out of Level 1 and Level 2 during the current period. It is the Funds’ policy to recognize transfers into or out of Level 1, Level 2, and Level 3 at the end of the period.

44

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2015

The Funds did not hold any Level 3 securities during the period.

See Consolidated Portfolios of Investments for investments and derivatives segregated by type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (ADB-CFC), ADWAT Fund Limited (ADT-CFC), Northern Lights SPC (AAS-CFC), Arrow MFS Fund Limited (AMFS-CFC) and ACT Fund Limited (ACS-CFC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADBF, ADTF, AASF, AMFSF and ACSF include the accounts of ADB-CFC, ADT-CFC, AAS-CFC, AMFS-CFC and ACS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - The Funds’ exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk - There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in “junk bonds.” High yield fixed-income securities (also known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated

45

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2015

securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk - The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

Swap Counterparty Credit Risk - The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Fixed Income Risk - When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. In addition, a Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

46

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2015

A summary of the Funds’ investments in the CFCs are as follows:

		CFC Net Assets at	% Of Total Net Assets at
	Inception Date of CFC	January 31, 2015	January 31, 2015
ADB-CFC	12/5/2012	$1,621,260	0.63%
ADT-CFC	12/12/2011	314,962	0.13%
AAS-CFC	11/6/2009	68,812	0.30%
AMFS-CFC	7/23/2010	1,013,618	14.29%
ACS-CFC	1/3/2011	816,070	12.54%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into

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January 31, 2015

U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations.

Futures Contracts – ADBF, ADTF, AASF, AMFSF and ACSF are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

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January 31, 2015

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure –

Fair Values of Derivative Instruments in ABDF as of January 31, 2015:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	748,171	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	—
		$748,171		$—

Fair Values of Derivative Instruments in AASF as of January 31, 2015:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Mixed; Commodity, interest rate, credit, foreign exchange and equity contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$—	Unrealized depreciation on swap contracts	$226,412	*

Credit default	Net Assets - Net Unrealized Appreciation	26,255	Net Assets - Net Unrealized Depreciation	—	*

Interest rate contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	15,531	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	—
		$41,786		$226,412
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January 31, 2015

Fair Values of Derivative Instruments in AMFSF as of January 31, 2015:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Commodity contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized

	Net Unrealized Depreciation	$723,997	*	Depreciation	$21,033	*

Equity contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized

	Net Unrealized Depreciation	98,875	*	Depreciation	—	*

Foreign exchange contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized	—

	Net Unrealized Depreciation	1,012	*	Depreciation	3,287	*
		$823,884			$24,320

Fair Values of Derivative Instruments in ACSF as of January 31, 2015:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Commodity contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized

	Net Unrealized Depreciation	$8,768	*	Depreciation	$1,497,332	*
		$8,768			$1,497,332

*	Includes cumulative appreciation/depreciation of futures and swaps contracts as reported in the Consolidated Portfolio of Investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of Derivative Instruments on the Consolidated Statements of Operations for the six months ended January 31, 2015:

ADBF
			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Foreign exchange contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	$12,253	$748,171
Total		$12,253	$748,171
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The Arrow Funds

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January 31, 2015

AASF
			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives

Mixed; Commodity, interest rate, credit, foreign exchange contracts:	Net realized gain (loss) from security transactions, futures contracts, and swaps/Net change in unrealized appreciation (depreciation) from security transactions, foreign currency translations, futures contracts, swaps and purchased options	$336,034	$234,725

Credit Risk	Net realized gain (loss) from futures and swap contracts	—	$26,255

Interest rate contracts:	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized appreciation (depreciation) from futures contracts and swap contracts	459,794	15,531
Total		$795,828	$276,511

AMFSF
			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	$992,586	$610,698

Equity contracts:	Net realized gain (loss) from equity contracts/Net change in unrealized appreciation (depreciation) from equity contracts	(689,945)	183,833

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	18,389	2,312

Foreign exchange contracts:	Net realized gain (loss) from futures contracts /Net change in unrealized appreciation (depreciation) from futures contracts	93,747	(1,775)
Total		$414,777	$795,068
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January 31, 2015

ACSF
			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity Contracts	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	$(556,425)	$(1,485,079)
Total		$(556,425)	$(1,485,079)

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage its exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). A fund will become a protection seller to take on credit risk in order to earn a premium. A fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized

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January 31, 2015

gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Credit Facility – The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with Union Bank, National Association (“UB”). Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing. At January 31, 2015, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2015, each Fund is subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2015.

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January 31, 2015

				Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Received/(Pledged)		Net Amount
Arrow DWA Balanced Fund
Future Contracts	$748,171	$—	$748,171	$—	$(748,171)	(1)	$—
Total	$748,171	$—	$748,171	$—	$(748,171)		$—
Arrow Managed Futures Strategy Fund
Future Contracts	$823,884	$24,320	$799,564	$—	$(799,564)	(1)	$—
Total	$823,884	$24,320	$799,564	$—	$(799,564)		$—
Arrow Alternative Solutions Fund
Future Contracts	$15,531	$—	$15,531	$—	$(15,531)	(1)	$—
Total	$15,531	$—	$15,531	$—	$(15,531)		$—

				Gross Amounts Not Offset in the
Liabilties:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Arrow Alternative Solutions Fund
Swaps Contracts	$226,412	$26,255	$200,157	$—	$200,157	(1)	$—
Total	$226,412	$26,255	$200,157	$—	$200,157		$—
Arrow Commodity Strategy Fund
Future Contracts	$1,497,332	$8,768	$1,488,564	$—	$1,488,564	(1)	$—
Total	$1,497,332	$8,768	$1,488,564	$—	$1,488,564		$—

(1)	Any over-collateralization of total financial instruments is not shown.

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

			U.S. Government Securities
Portfolio	Purchase	Sales	Purchase	Sales
Arrow DWA Balanced Fund	$138,352,994	$188,524,382	—	—
Arrow DWA Tactical Fund	118,779,600	119,534,272	—	—
Arrow Alternative Solutions Fund	29,650,345	29,065,213	—	—
Arrow Managed Futures Strategy Fund	—	—	—	—
Arrow Commodity Strategy Fund	223,346	545,746	—	—
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January 31, 2015

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, LLC (“DWA”) as the sub-advisor to ADBF and ADTF. Effective November 1, 2014, Dorsey, Wright & Associates no longer serve as the Funds’ sub-advisor to ADBF and ADTF.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets, 0.85% of AMFSF average daily net assets and 0.80% of ACSF average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee for its services to ADBF and ADTF, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2015 to waive a portion of its advisory fee and has agreed to reimburse Arrow Alternative Solutions Fund and Arrow Commodity Strategy Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Institutional Class
AFS	1.65%	2.40%	1.40%
ACSF	2.00%	2.75%	1.75%

These amounts will herein be referred to as the “expense limitations.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and ACSF’S operating expenses are subsequently lower than its expense limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the limitation. If the Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended.

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January 31, 2015

The following amounts are subject to recapture by the following dates:

	7/31/2015	7/31/2016	7/31/2017	Totals
ACSF	$35,088	$47,421	$35,353	$117,862

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended January 31, 2015, the Fund waived $5,338 in advisory fees for ACSF.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2015, the Distributor received $175,922 of which $25,903 was retained in commissions.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Amounts due to GFS are reported as fees payable to other affiliates in the Consolidated Statements of Assets and Liabilities.

The Advisor provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between the Advisor and the Trust.

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January 31, 2015

The Advisor allocates $50,000 of the CCO compensation to the Trust, effective August 1, 2013. The fee is allocated to each of the Funds in the Trust and based upon the relative net assets of the Funds. The fee will be reviewed with the Board on an annual basis or as deemed necessary.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2015, ADBF, ADTF, AASF, AMFSF and ACSF assessed $263, $1,338, $0, $58 and $82 respectively, in redemption fees.

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of a Fund at January 31, 2015 are noted in the Funds’ Consolidated Portfolios of Investments. Transactions during the six months with companies which are affiliates are as follows:

Arrow DWA Balanced Fund
						Dividends
		Value - Beginning of				Credited to	Value -End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Realized Gains	Income	Period
464286301	iShares MSCI Belgium Capped ETF	13,205,332	—	10,853,238	2,237,094	—	—
	TOTAL	$13,205,332	$—	$10,853,238	$2,237,094	$—	$—

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Funds had no distributions for the year ended July 31, 2014. The tax character of Fund distributions for the year ended July 31, 2013 was as follows:

For the year ended July 31, 2013:

	Ordinary	Long-Term
	Income	Capital Gains	Total
ADBF	$—	$—	$—
ADTF	2,384,504	—	2,384,504
AASF	—	—	—
AMFSF	—	—	—
ACSF	—	—	—
57

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January 31, 2015

As of July 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
ADBF	$169,830	$20,642,016	$—	$(1,639,253)	$—	23,045,733	$42,218,326
ADTF	—	—	(3,649,264)	(1,116,219)	(205,264)	17,555,783	12,585,036
AASF	33,525	—	(2,574,581)	(2,662,604)	—	(196,987)	(5,400,647)
AMFSF	—	—	(662,516)	(24,302,453)	(155,867)	—	(25,120,836)
ACSF	193,067	—	(121,213)	(3,152,817)	—	(13,678)	(3,094,641)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries, tax deferral of losses on wash sales and mark-to-market on open futures and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
ADBF	$—
ADTF	205,264
AASF	—
AMFSF	155,867
ACSF	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred no such capital losses during the year ended July 31, 2014.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. At July 31, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

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The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2015

	Short-Term	Long-Term	Total	Expiration
ADBF	$—	$—	$—
ADTF	3,649,264	—	3,649,264	No Expiration
AASF	438,761	—	438,761	July 31, 2017
	2,135,820	—	2,135,820	July 31, 2018
	2,574,581	—	2,574,581
AMFSF	123,374	—	123,374	July 31, 2019
	409,506	129,636	539,142	No Expiration
	532,880	129,636	662,516
ACSF	30,096	—	30,096	July 31, 2019
	78,200	12,917	91,117	No Expiration
	108,296	12,917	121,213

Permanent book and tax differences, primarily attributable to the differing book/ tax treatment of net operating losses, security paydown gains and losses, and swap gains and losses, resulted in reclassification for the year ended July 31, 2014 as follows:

	Paid In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains (Loss)
ADBF	$—	$—	$—
ADTF	(72,289)	72,289	—
AASF	—	2,934	(2,934)
AMFSF	(579,320)	579,320	—
ACSF	—	—	—

9.	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

59

The Arrow Funds

EXPENSE EXAMPLES (Unaudited)

January 31, 2015

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Alternative Solutions Fund, the Arrow Managed Futures Strategy Fund or the Arrow Commodity Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 through January 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Expense Ratio
	Value	Value	During Period*	During Period**
Actual	8/1/14	1/31/15	8/1/14 – 1/31/15	8/1/14 – 1/31/15
DWA Balanced Class A	$ 1,000.00	$ 1,028.00	$7.68	1.51%
DWA Balanced Class C	1,000.00	1,024.40	11.47	2.26
DWA Balanced Institutional Class	1,000.00	1,029.60	6.41	1.26
DWA Tactical Class A	1,000.00	1,060.20	7.54	1.46
DWA Tactical Class C	1,000.00	1,057.30	11.40	2.21
DWA Tactical Institutional Class	1,000.00	1,062.20	6.26	1.21
Alternative Solutions Class A	1,000.00	1,014.20	8.13	1.61
Alternative Solutions Class C	1,000.00	1,011.00	11.90	2.36
Alternative Solutions Institutional Class	1,000.00	1,017.10	6.88	1.36
Managed Futures Strategy Class A	1,000.00	1,140.50	11.54	2.15
Managed Futures Strategy Class C	1,000.00	1,136.80	15.59	2.91
Managed Futures Strategy Institutional Class	1,000.00	1,142.00	10.26	1.91
Commodity Strategy Class A	1,000.00	782.90	9.34	2.09
Commodity Strategy Class C	1,000.00	778.40	12.71	2.85
Commodity Strategy Institutional Class	1,000.00	783.00	8.27	1.85
60

The Arrow Funds

EXPENSE EXAMPLES (Continued)

January 31, 2015 (Unaudited)

	Beginning
	Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	8/1/14	1/31/15	8/1/14 – 1/31/15	8/1/14 – 1/31/15
DWA Balanced Class A	$1,000.00	$1,017.50	$7.64	1.51%
DWA Balanced Class C	1,000.00	1,013.74	11.41	2.26
DWA Balanced Institutional Class	1,000.00	1,018.75	6.38	1.26
DWA Tactical Class A	1,000.00	1,017.75	7.38	1.46
DWA Tactical Class C	1,000.00	1,013.99	11.16	2.21
DWA Tactical Institutional Class	1,000.00	1,019.00	6.12	1.21
Alternative Solutions Class A	1,000.00	1,017.00	8.14	1.61
Alternative Solutions Class C	1.000.00	1,013.24	11.91	2.36
Alternative Solutions Institutional Class	1,000.00	1,018.25	6.88	1.36
Managed Futures Strategy Class A	1,000.00	1,014.29	10.86	2.15
Managed Futures Strategy Class C	1,000.00	1,010.48	14.67	2.91
Managed Futures Strategy Institutional Class	1,000.00	1,015.49	9.65	1.91
Commodity Strategy Class A	1,000.00	1,014.59	10.56	2.09
Commodity Strategy Class C	1,000.00	1,010.78	14.37	2.85
Commodity Strategy Institutional Class	1,000.00	1,015.79	9.35	1.85

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.
61

The Arrow Funds

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2015

Renewal of the Investment Advisory Agreement between the Trust and the Adviser

In connection with the September 25, 2014 meeting of the Board of Trustees (the “Board” or the “Trustees”) of Arrow Investments Trust (the “Trust”), including a majority of the Trustees who are not interested persons as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), the Board discussed the renewal of the advisory agreement between Arrow Investment Advisors, LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the Alternative Solutions Fund, DWA Balanced Fund, DWA Tactical Fund, Managed Futures Fund and Commodity Strategy Fund (the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. In its consideration of the Advisory Agreement, the Board did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Board reviewed information regarding the Adviser’s efforts in the area of compliance and brokerage allocation. The Trustees discussed the Adviser’s personnel, and the high level of service provided to the Funds. The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and both the experience of and recent changes to its fund management personnel. They considered that the addition of a new portfolio manager to the portfolio management team strengthened the team to the benefit of the Funds and their shareholders. The Trustees noted that the Adviser continues to invest in the success of the Funds in many ways including enhancing its website to provide additional value to shareholders. Additionally, they noted that the Adviser continues to expand its relationships with registered investment advisers and broker dealers to benefit shareholders. The Trustees noted the Adviser had reported no litigation or administrative actions during the last 12 months. It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services provided to the Funds under the Agreement.

Fees and Expenses. The Trustees reviewed information regarding the advisory fees charged by the Adviser relative to comparative fees charged by advisers to a peer group of funds. With respect to the DWA Balanced Fund, they noted the management fee of 1.00% and expense ratio of 1.55% were above the peer group average of 0.89% and 1.27%, respectively. They noted the management fee was among the highest in the peer group, but within the range of fees charged by peer group funds. With respect to the Alternative Solutions Fund, they noted the management fee of 0.75% is well below the average of 1.23% for the peer group, and the Fund expense ratio of 1.71% is above the average of 1.60% for the peer group. With respect to the expense ratio, however, they considered that the Adviser has contractually agreed to limit Fund expenses to 1.40% which makes the Fund’s expense ratio more competitive among its peers. As to DWA Tactical, the Trustees noted the management fee of 1.00% is slightly above the average fee of 0.97% for the peer group, and that the Fund’s expense ratio of 1.65% was higher than the average, 1.37%. As to Managed Futures Strategy, they noted the management fee of 0.85% was significantly less than the average fee of 1.07%, and the expense ratio of 1.67% was below the average of 1.81% for the peer group. Finally, with respect to the Commodity Strategy Fund, they noted the management fee of 0.80% is below the average of 0.83% for the Peer Group, but noted that the Fund’s expense ratio of 2.00% is above the average of 1.24% for the peer group due to the low asset base in the Fund. After further

62

The Arrow Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

January 31, 2015

discussion, in consideration of the comparative fees reviewed and discussed, and the level of service provided to the Funds, the Trustees agreed that each Fund’s management fee was reasonable.

Performance. The Board considered the Adviser’s past performance, as well as other factors relating to the Adviser’s track record with respect to the Funds. With respect to DWA Balanced, they noted that this Fund has a bond exposure because it is a balanced fund while its peers in the moderate allocation category may not. The Trustees discussed the impact of the bond allocation, as well as the Fund’s allocation to foreign and alternative investments, on performance. It was noted that the DWA Balanced returns underperformed its broad market benchmark, the S&P 500. For the one-year period, the Fund was up 6.55%, but lagged the S&P 500 due to the diversified nature of the portfolio including fixed income. With respect to DWA Tactical, the Adviser discussed the impact of trend changes on the Fund’s performance, as well as the negative effect of small cap stocks. The Trustees agreed that, with returns of 9.05% and 5.09% over the one and three year periods, returns were in line with expectations for the strategy. As to Managed Futures Strategy, the Trustees noted that the Fund had underperformed its broad market benchmark, the S&P 500 but performed in line with other managed futures funds. The Trustees discussed with the Adviser personnel its plans to reduce trading costs. With respect to the Alternative Fund, it was noted that the returns underperformed the broad market benchmark, the S&P 500. It was noted that the Adviser changed the strategy of the Fund in March 2014 in an effort to provide a tactical long, flat and short exposure to three different fixed income baskets. Finally, with respect to the Commodity Strategy they noted that the returns underperformed its broad market benchmark, the S&P 500 but outperformed its peer group over the last 1 year period. The Trustees agreed that this investment category had been challenging over the last several years. The Fund also underperformed the Longview Extended Commodity Index for the year-to-date and one-year periods with a show of extremely dramatic ups and downs. The Trustees discussed the Adviser’s efforts to reduce trading and other costs which could enhance returns, and the Adviser’s focus to strategy enhancements and concluded that the performance of each Fund was acceptable.

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Funds. They reviewed the Adviser’s projections for asset growth for each Fund over the next 12 months, and discussed the expense limitation agreements currently in place. It was the consensus of the Board that, given the projected asset growth and in light of the economies currently being passed on to shareholders through the expense limitation agreements, the absence of breakpoints with respect to each Fund was acceptable at this time.

Profitability. The Board considered the expenses of the Adviser, and estimated profits realized by the Adviser in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Funds. The Board also noted the Adviser does not realize additional benefits in the form of soft dollars or similar benefits. The Board reviewed the profitability analysis provided by the Adviser, noting that not all Funds were profitable to the Adviser. A representative of the Adviser discussed the financial health of the Adviser, and the Trustees were pleased that the Adviser continues to invest to build the Adviser. After further discussion, the Trustees agreed that the Adviser’s profitability was not unreasonable.

Conclusion. During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory

63

The Arrow Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

January 31, 2015

Agreement. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreement.

64

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933
65

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.
66

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, President

Date 4/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, President

Date 4/10/15

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Treasurer

Date 4/10/15